Related Party Transactions - Disclosure of Transactions between Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of transactions between related parties [line items]
Related party assets		$ 6,417
Red Bridge Group Limited
Disclosure of transactions between related parties [line items]
Details of Transaction	President fees	President fees
Related party liabilities	$ 464	$ 210
Related party assets
550 County Avenue
Disclosure of transactions between related parties [line items]
Details of Transaction	Rent/Deposit	Rent/Deposit
Related party liabilities	$ 482	$ 420
Related party assets	$ 135	$ 135
Line Cross Limited
Disclosure of transactions between related parties [line items]
Details of Transaction	Rent/Deposit	Rent/Deposit
Related party liabilities	$ 876	$ 356
Related party assets	$ 258	$ 258
NextGen Films Private Limited
Disclosure of transactions between related parties [line items]
Details of Transaction	Purchase/Sale	Purchase/Sale
Related party liabilities
Related party assets	$ 38,862	$ 34,843
Everest Entertainment LLP
Disclosure of transactions between related parties [line items]
Details of Transaction	Purchase/Sale	Purchase/Sale
Related party liabilities	$ 65	$ 17
Related party assets		$ 115
Lulla Family #1
Disclosure of transactions between related parties [line items]
Details of Transaction	Rent/Deposit	Rent/Deposit
Related party liabilities	$ 244	$ 123
Related party assets	$ 947	$ 1,003
Lulla Family #2
Disclosure of transactions between related parties [line items]
Details of Transaction	Salary	Salary
Related party liabilities	$ 2,468	$ 1,210
Related party assets
Eros Television India Private Limited
Disclosure of transactions between related parties [line items]
Details of Transaction	Borrowing	Borrowing
Related party liabilities		$ 6,417
Related party assets